UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437

Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2015 – August 31, 2015

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Shares	Value
COMMON STOCKS†† - 0.0%**
Communications - 0.0%**
Cengage Learning Acquisitions, Inc.*	3,457	$90,315
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*	335,401	19,807
Total Common Stocks
(Cost $196,350)		110,122
PREFERRED STOCKS† - 1.2%
Industrial - 1.2%
Seaspan Corp.
9.50%1,2	200,000	4,976,000
Financial - 0.0%**
WhiteHorse II Ltd.
due 06/15/17*,†††,2,3,4,5,6	200,000	20
GSC Partners CDO Fund V Ltd.
due 11/20/16*,†††,3,4,5,6	475	–
Total Financial		20
Total Preferred Stocks
(Cost $5,020,709)		4,976,020

	Face
	Amount	Value
MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares	$1,052,170	1,052,170
Total Money Market Fund
(Cost $1,052,170)		1,052,170

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.0%
California - 23.0%
Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds7
7.00% due 07/01/41	10,000,000	11,876,300
7.00% due 07/01/41	10,000,000	11,649,100
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds7
7.10% due 08/01/40	7,755,000	10,064,284
6.80% due 08/01/30	2,245,000	2,752,774
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds7
7.70% due 11/01/30	10,000,000	12,137,401
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/332	10,000,000	10,925,300

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
California - 23.0% (continued)
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	$7,500,000	$8,981,250
Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds7
7.02% due 08/01/40	5,000,000	5,827,500
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds7
6.95% due 07/01/40	5,000,000	5,795,400
Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds
7.12% due 08/01/282	3,330,000	3,783,679
Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project
8.00% due 11/01/20	3,000,000	3,296,970
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable7
7.25% due 08/01/282	1,025,000	1,208,260
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/252	660,000	777,836
6.05% due 08/01/212	340,000	381,701
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/262	1,000,000	1,139,640

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
California - 23.0% (continued)
Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable
6.70% due 02/01/262	$500,000	$598,140
Total California		91,195,535
Illinois - 11.5%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable7
8.15% due 04/01/41	5,000,000	5,752,700
7.95% due 04/01/352	4,500,000	5,148,945
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds7
6.90% due 01/01/40	5,100,000	5,728,320
Illinois, General Obligation Bonds, Taxable Build America Bonds7
7.35% due 07/01/35	5,000,000	5,360,150
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/40	3,575,000	2,907,119
5.43% due 01/01/42	2,570,000	2,070,957
Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds7
6.52% due 12/01/402	5,000,000	4,460,700
County of Cook Illinois General Obligation Unlimited
6.23% due 11/15/342	4,210,000	4,343,500
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds
7.23% due 10/15/352	3,000,000	3,372,990
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds7
6.74% due 11/01/402	2,990,000	3,365,544
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds7
7.03% due 04/15/322	2,000,000	2,167,140

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
Illinois - 11.5% (continued)
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	$930,000	$957,193
6.73% due 04/01/35	200,000	207,018
Total Illinois		45,842,276
Washington - 10.1%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds7
7.40% due 04/01/41	6,675,000	9,324,642
7.10% due 04/01/32	3,325,000	4,278,776
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds
8.00% due 06/15/402	5,800,000	6,772,602
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds7
6.79% due 07/01/40	5,000,000	6,109,700
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds7
6.50% due 05/01/302	5,000,000	5,980,700
Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds7
6.48% due 12/01/30	5,000,000	5,719,450
Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds7
6.40% due 12/01/302	2,000,000	2,194,260
Total Washington		40,380,130
New Jersey - 6.3%
New Jersey Turnpike Authority Revenue Bonds
7.10% due 01/01/41	10,000,000	13,427,300
Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project
7.75% due 07/01/342	8,000,000	9,254,480
7.85% due 07/01/352	2,000,000	2,313,760
Total New Jersey		24,995,540
Indiana - 6.2%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds7
6.50% due 07/15/30	10,000,000	11,562,200

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
Indiana - 6.2% (continued)
Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds
6.50% due 01/15/302	$8,690,000	$10,192,675
Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B
5.90% due 04/01/342	2,920,000	3,088,250
Total Indiana		24,843,125
Texas - 6.1%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds7
7.09% due 01/01/422	10,000,000	12,754,200
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds7
6.70% due 08/15/362	10,000,000	11,526,900
Total Texas		24,281,100
New York - 6.1%
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds7
6.55% due 11/15/31	5,000,000	6,262,300
7.13% due 11/15/30	5,000,000	6,010,800
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds7
8.57% due 11/01/40	10,000,000	11,949,600
Total New York		24,222,700
Michigan - 5.7%
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds,7
6.85% due 05/01/402	5,000,000	5,190,349
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/262	2,500,000	2,690,775
6.50% due 05/01/292	2,000,000	2,142,900

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
Michigan - 5.7% (continued)
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/262	$3,000,000	$3,337,680
Detroit City School District General Obligation Unlimited
7.75% due 05/01/392	2,640,000	3,263,727
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/292	2,640,000	2,824,061
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	1,555,000	1,626,872
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/262	1,000,000	1,073,450
Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment
6.30% due 05/01/262	415,000	449,798
Total Michigan		22,599,612
Florida - 4.2%
County of Miami-Dade Florida Transit System Revenue Bonds
6.91% due 07/01/392	10,000,000	11,203,900
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds7
7.78% due 09/01/40	5,000,000	5,682,200
Total Florida		16,886,100
Pennsylvania - 4.2%
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/292	6,870,000	8,720,160
Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds7
7.14% due 12/15/352	4,865,000	5,487,185

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
Pennsylvania - 4.2% (continued)
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30	$2,380,000	$2,447,092
Total Pennsylvania		16,654,437
West Virginia - 3.6%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 20107
7.65% due 04/01/40	10,000,000	14,316,000
Ohio - 3.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28	5,000,000	6,385,749
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/292	2,500,000	2,918,600
Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable7
8.22% due 02/15/402	1,950,000	2,376,095
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	1,230,000	1,327,084
Total Ohio		13,007,528
Colorado - 3.0%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds7
7.02% due 03/15/312	7,500,000	8,928,150

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
Colorado - 3.0% (continued)
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28	$2,500,000	$3,107,750
Total Colorado		12,035,900
Vermont - 2.8%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds7
7.21% due 07/01/402	7,500,000	8,552,925
6.10% due 07/01/252	2,155,000	2,418,039
Total Vermont		10,970,964
Alabama - 2.7%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds7
7.20% due 09/01/382	5,000,000	5,405,250
7.10% due 09/01/352	3,000,000	3,224,700
7.25% due 09/01/402	2,000,000	2,174,660
Total Alabama		10,804,610
Nevada - 2.7%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds7
7.90% due 07/01/40	5,050,000	6,009,348
7.60% due 07/01/30	1,500,000	1,776,180
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds7
6.88% due 07/01/422	1,425,000	1,613,585
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds7
7.10% due 06/01/392	1,200,000	1,363,920
Total Nevada		10,763,033
Louisiana - 2.4%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/212	8,000,000	8,632,880
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds7
7.20% due 02/01/422	1,055,000	1,121,412
Total Louisiana		9,754,292
Mississippi - 2.0%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project7
6.84% due 06/01/352	5,000,000	5,748,050

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
MUNICIPAL BONDS†† - 111.0% (continued)
Mississippi - 2.0% (continued)
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project7
7.27% due 01/01/32	$1,000,000	$1,083,640
7.39% due 01/01/40	905,000	980,730
Total Mississippi		7,812,420
South Carolina - 1.6%
Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds
7.33% due 07/01/402	5,000,000	6,448,150
Georgia - 1.4%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/222	5,000,000	5,566,450
South Dakota - 0.9%
Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds
7.50% due 12/15/40	3,490,000	3,758,486
Minnesota - 0.9%
St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds
7.25% due 02/01/352	1,660,000	1,867,018
7.50% due 02/01/402	1,540,000	1,750,472
Total Minnesota		3,617,490
Puerto Rico - 0.3%
Puerto Rico Electric Power Authority Revenue Bonds
5.25% due 07/01/32	1,000,000	855,120
0.71% due 07/01/293	400,000	277,960
Total Puerto Rico		1,133,080
Total Municipal Bonds
(Cost $379,123,629)		441,888,958
ASSET BACKED SECURITIES†† - 8.0%
Collateralized Loan Obligations - 6.0%
Churchill Financial Cayman Ltd.
2007-1A, 1.53% due 07/10/192,3,6	2,000,000	1,962,981
2007-1A, 8.37% due 07/10/192,6	1,000,000	1,005,266
2007-1A, 2.88% due 07/10/192,3,6	1,000,000	988,489
KVK CLO Ltd.
2014-3A, 2.39% due 10/15/263,6	2,000,000	1,964,740
2014-3A, 3.29% due 10/15/263,6	1,000,000	955,304

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.0% (continued)
THL Credit Wind River 2014-2 CLO Ltd.
2014-2A, 2.49% due 07/15/263,6	$1,000,000	$991,392
2014-2A, 3.49% due 07/15/263,6	750,000	736,539
KKR Financial CLO 2007-1 Ltd.
2007-1A, 5.32% due 05/15/213,6	750,000	756,445
2007-1A, 2.57% due 05/15/212,3,6	500,000	497,067
Anchorage Capital CLO 2012-1 Ltd.
2012-1A, 2.80% due 01/13/252,3,6	1,000,000	986,836
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.02% due 02/17/262,3,6	1,000,000	969,260
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/222,3,6	550,000	525,160
Marathon CLO VII Ltd.
2014-7A, 3.79% due 10/28/253,6	500,000	495,500
Neuberger Berman CLO XV
2013-15A, 3.14% due 10/15/253,6	500,000	489,531
Silver Spring CLO Ltd.
2014-1A, 2.34% due 10/15/263,6	500,000	484,363
MCF CLO I LLC
2013-1A, 6.04% due 04/20/233,6	500,000	465,729
Gramercy Park CLO Ltd.
2014-1AR, 4.32% due 07/17/232,3,6	250,000	249,995
2012-1A, due 07/17/235,6	250,000	197,909
CIFC Funding 2012-I Ltd.
2014-1AR, 3.37% due 08/14/243,6	400,000	396,660
TICP CLO II Ltd.
2014-2A, 3.28% due 07/20/263,6	400,000	392,754
Cratos CLO Ltd.
2007-1A, 1.43% due 05/19/212,3,6	300,000	294,783
Regatta V Funding Ltd.
2014-1A, 3.45% due 10/25/263,6	250,000	251,844
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 3.85% due 10/22/263,6	250,000	249,849
Race Point V CLO Ltd.
2014-5AR, 4.03% due 12/15/223,6	250,000	249,489

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.0% (continued)
Venture XII CLO Ltd.
2013-12A, 3.83% due 02/28/243,6	$250,000	$248,108
ALM VII R-2 Ltd.
2013-7R2A, 3.74% due 04/24/243,6	250,000	246,035
CIFC Funding 2014-II Ltd.
2014-2A, 3.18% due 05/26/263,6	250,000	245,928
Oaktree EIF II Series A2 Ltd.
2014-A2, 3.52% due 11/17/253,6	250,000	245,699
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.83% due 10/15/263,6	250,000	245,155
Battalion Clo 2007-I Ltd.
2007-1A, 2.42% due 07/14/223,6	250,000	245,117
Blue Hill CLO Ltd.
2013-1A, 3.28% due 01/15/263,6	250,000	244,829
Ocean Trails CLO IV
2013-4A, 3.31% due 08/13/253,6	250,000	244,753
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.08% due 01/07/183,6	250,000	244,605
ALM VII R Ltd.
2013-7RA, 3.74% due 04/24/243,6	250,000	243,854
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.59% due 10/25/263,6	250,000	243,561
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.83% due 09/20/233,6	250,000	243,496
Greywolf CLO III Ltd.
2014-1A, 3.14% due 04/22/263,6	250,000	243,463
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.59% due 07/25/253,6	250,000	241,826
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.50% due 05/01/223,6	250,000	241,759
Cerberus Onshore II CLO LLC
2014-1A, 4.29% due 10/15/233,6	250,000	239,467
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.30% due 04/25/262,3,6	250,000	238,456

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.0% (continued)
Mountain Hawk I CLO Ltd.
2013-1A, 3.00% due 01/20/243,6	$250,000	$237,983
WhiteHorse VIII Ltd.
2014-1A, 3.04% due 05/01/263,6	250,000	234,219
Rockwall CDO II Ltd.
2007-1A, 0.85% due 08/01/243,6	250,000	232,276
Mountain Hawk II CLO Ltd.
2013-2A, 3.44% due 07/22/243,6	250,000	219,551
Regatta Funding Ltd.
2007-1X, 3.58% due 06/15/203	200,000	199,888
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 4.04% due 07/15/232,3,6	200,000	195,997
Katonah IX CLO Ltd.
2006-9A, 1.02% due 01/25/192,3,6	200,000	195,663
CIFC Funding 2007-I Ltd.
2007-1A, 1.81% due 05/10/213,6	200,000	193,104
CIFC Funding 2013-II Ltd.
2013-2A, 3.88% due 04/21/253,6	200,000	189,924
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, due 10/04/242,5,6	250,000	185,731
Finn Square CLO Ltd.
2012-1A, due 12/24/235,6	250,000	183,858
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/242,5,6	250,000	180,526
Great Lakes CLO 2012-1 Ltd.
2012-1A, due 01/15/232,5,6	250,000	164,913
ARES XXV CLO Ltd.
2013-3A, due 01/17/242,5,6	250,000	139,777
ARES XXVI CLO Ltd.
2013-1A, due 04/15/252,5,6	250,000	135,842
West CLO 2013-1 Ltd.
2013-1A, due 11/07/255,6	250,000	129,285

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Collateralized Loan Obligations - 6.0% (continued)
BlackRock Senior Income Series Corp.
2004-1A, due 09/15/16†††,2,4,5,6	$100,000	$–
Total Collateralized Loan Obligations		23,722,533
Collateralized Debt Obligations - 2.0%
Putnam Structured Product Funding 2003-1 Ltd.
2008-1A, 0.65% due 10/15/382,3,6	1,931,941	1,870,179
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.60% due 08/15/563,6	1,824,044	1,675,478
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/412,3,6	1,500,000	1,386,072
SRERS-2011 Funding Ltd.
2011-RS, 0.44% due 05/09/463,6	784,909	758,373
ACRE Commercial Mortgage Trust
2014-FL2, 2.68% due 08/15/312,3,6	500,000	497,227
Highland Park CDO I Ltd.
2006-1A, 0.66% due 11/25/512,3,6	292,240	278,152
2006-1A, 0.73% due 11/25/513,6	250,000	169,612
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.87% due 01/10/382,3,6	370,043	346,900
Pasadena CDO Ltd.
2002-1A, 1.13% due 06/19/373,6	338,953	328,578
DIVCORE CLO Ltd.
2013-1A B, 4.09% due 11/15/322	250,000	249,375
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.76% due 11/21/403,6	250,000	236,884
Diversified Asset Securitization Holdings II, LP
2000-1X, 0.78% due 09/15/353	24,496	24,001
Total Collateralized Debt Obligations		7,820,831
Transportation - 0.0%**
Raspro Trust
2005-1A, 0.68% due 03/23/242,3,6	72,254	70,809

	Face Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Transportation - 0.0%** (continued)
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/182,6	$21,607	$20,180
Total Transportation		90,989
Credit Cards - 0.0%**
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/491,2,6	96,395	79,189
Total Credit Cards		79,189
Insurance - 0.0%**
Insurance Note Capital VII
2005-1R1A, 0.48% due 06/09/332,3,6	56,400	53,016
Total Asset Backed Securities
(Cost $30,845,370)		31,766,558
SENIOR FLOATING RATE INTERESTS††,3 - 4.3%
Industrial - 1.0%
NVA Holdings, Inc.
4.75% due 08/14/21	595,511	594,768
NaNa Development Corp.
8.00% due 03/15/18	550,000	525,250
Transdigm, Inc.
3.75% due 06/04/21	495,000	489,431
Multiplan, Inc.
3.75% due 03/31/21	418,224	412,670
Hunter Defense Technologies
6.50% due 08/05/19†††,4	385,000	377,441
Sabre, Inc.
4.00% due 02/19/19	293,497	292,816
Data Device Corp.
7.00% due 07/15/20	292,500	290,306
Goodpack Ltd.
4.75% due 09/09/21	299,250	289,524
Element Materials Technology
5.00% due 08/06/21	271,553	271,213
Amber Bidco Foster + Partners
4.28% due 06/30/21†††,4	250,000	245,805
SIRVA Worldwide, Inc.
7.50% due 03/27/19	237,282	236,095
SI Organization
5.75% due 11/22/19	176,475	175,868
Hunter Fan Co.
6.50% due 12/20/17	87,831	86,953
Total Industrial		4,288,140
Technology - 1.0%
TIBCO Software, Inc.
6.50% due 12/04/20	696,500	694,542
Greenway Medical Technologies
6.00% due 11/04/20	640,250	633,848
Aspect Software, Inc.
7.25% due 05/09/16	557,253	551,218
Advanced Computer Software
6.50% due 03/18/22	497,500	496,256
EIG Investors Corp.
5.00% due 11/08/19	439,299	438,201
First Data Corp.
3.70% due 03/23/18	350,000	347,085

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 4.3% (continued)
Technology - 1.0% (continued)
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	$344,094	$343,234
Quorum Business Solutions
5.75% due 08/06/21	218,900	217,258
Wall Street Systems
4.50% due 04/30/21	209,239	208,281
Total Technology		3,929,923
Consumer, Non-cyclical - 0.7%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	798,000	797,801
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.00% due 08/19/21	500,000	497,500
Taxware Holdings
7.50% due 04/01/22†††,4	500,000	495,253
Post Holdings
3.75% due 06/02/21	353,135	352,400
American Tire Distributors, Inc.
5.25% due 09/24/21	297,100	297,843
Targus Group International, Inc.
14.75% due 05/24/16	313,889	241,961
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	98,750	98,338
Total Consumer, Non-cyclical		2,781,096
Communications - 0.6%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	990,000	987,684
Avaya, Inc.
6.50% due 03/30/18	529,867	454,170
6.25% due 05/29/20	290,510	271,264
Zayo Group LLC
3.75% due 05/06/21	485,042	481,933
Univision Communications, Inc.
4.00% due 03/01/20	98,959	98,199
Total Communications		2,293,250
Consumer, Cyclical - 0.5%
Ceridian Corp.
4.50% due 09/15/20	716,066	689,034
Fitness International LLC
5.50% due 07/01/20	495,000	471,488
Neiman Marcus Group, Inc.
4.25% due 10/25/20	246,867	243,979
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	198,161	197,263
Minimax Viking
4.00% due 08/14/20	149,250	148,784
Container Store, Inc.
4.25% due 04/06/19	79,670	78,674
J. Crew Group, Inc.
4.00% due 03/05/21	98,997	76,641

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 4.3% (continued)
Consumer, Cyclical - 0.5% (continued)
CKX Entertainment, Inc.
11.00% due 06/21/17†††	$73,800	$32,472
Total Consumer, Cyclical		1,938,335
Financial - 0.5%
Magic Newco, LLC
5.00% due 12/12/18	970,024	969,616
12.00% due 06/12/19	100,000	108,550
Safe-Guard
6.25% due 08/19/21	552,643	553,334
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	155,909	140,318
Expert Global Solutions
8.50% due 04/03/18	102,371	101,732
Total Financial		1,873,550
Energy - 0.0%**
PSS Companies
5.50% due 01/28/20	197,451	161,910
Total Senior Floating Rate Interests
(Cost $17,494,710)		17,266,204
CORPORATE BONDS†† - 2.6%
Basic Materials - 0.6%
Yamana Gold, Inc.
4.95% due 07/15/24	3,000,000	2,701,097
TPC Group, Inc.
8.75% due 12/15/206	238,000	213,010
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,4	87,781	63,729
1.00% due 09/10/44†††,4	1,899	–
Total Basic Materials		2,977,836
Consumer, Non-cyclical - 0.6%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,696,761
ADT Corp.
6.25% due 10/15/212	200,000	206,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/216	100,000	106,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/176	100,000	102,850
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/168	100,000	100,000
Total Consumer, Non-cyclical		2,212,111
Financial - 0.5%
SunTrust Banks, Inc.
5.63% due 12/31/491,3	1,000,000	1,002,500
Columbia Property Trust Operating Partnership LP
5.88% due 04/01/18	750,000	811,866

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2015

	Face Amount	Value
CORPORATE BONDS†† - 2.6% (continued)
Financial - 0.5% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/206	$125,000	$122,213
Total Financial		1,936,579
Energy - 0.3%
Antero Resources Corp.
5.63% due 06/01/236	600,000	545,999
5.38% due 11/01/21	100,000	92,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/226	651,500	212,552
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21	200,000	200,000
FTS International, Inc.
7.78% due 06/15/203,6	100,000	75,488
Total Energy		1,126,039
Industrial - 0.3%
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	800,000	680,000
Tempel Steel Co.
12.00% due 08/15/166	250,000	228,750
CEVA Group plc
7.00% due 03/19/216	225,000	208,125
Total Industrial		1,116,875
Communications - 0.2%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/172,6	500,000	515,625
Avaya, Inc.
7.00% due 04/01/196	150,000	134,625
Total Communications		650,250
Consumer, Cyclical - 0.1%
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/176	150,000	160,875

	Face
	Amount	Value
CORPORATE BONDS†† - 2.6% (continued)
Consumer, Cyclical - 0.1% (continued)
PF Chang's China Bistro, Inc.
10.25% due 06/30/202,6	$125,000	$125,000
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/192	31,548	32,022
Total Consumer, Cyclical		317,897
Technology - 0.0%**
Aspect Software, Inc.
10.63% due 05/15/172	180,000	158,850
Total Corporate Bonds
(Cost $11,075,800)		10,496,437
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.4%
Residential Mortgage Backed Securities - 0.4%
LSTAR Securities Investment Trust
2014-1, 3.28% due 09/01/213,6	924,778	924,500
Nomura Resecuritization Trust
2012-1R, 0.77% due 08/27/472,3,6	482,709	455,098
Structured Asset Mortgage Investments II Trust 2006-AR1
2006-AR1, 0.43% due 02/25/363	32,390	27,829
Total Residential Mortgage Backed Securities		1,407,427
Total Collateralized Mortgage Obligation
(Cost $1,396,272)		1,407,427
Total Investments - 127.8%
(Cost $446,205,010)		$508,963,896
Other Assets & Liabilities, net - (27.8)%		(110,664,907)
Total Net Assets - 100.0%		$398,298,989

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Perpetual maturity.
2
All or a portion of these securities have been physically segregated or earmarked in connection with borrowings, reverse repurchase agreements and unfunded loan commitments.  As of August 31, 2015, the total market value of the segregated or earmarked securities was $221,075,602.

3	Variable rate security. Rate indicated is rate effective at August 31, 2015.
4	Security was fair valued by the Valuation Committee at August 31, 2015. The total market value of fair valued securities amounts to $1,182,248, (cost $1,523,221) or 0.3% of total net assets.
5	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.
6
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $35,424,024 (cost $35,561,795), or 8.9% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

7	Taxable municipal bond issued as part of the Build America Bond program.
8
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $100,000 (cost $100,011), or less than 0.1% of total net assets-see Note 6.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Build America Bonds Managed Duration Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

The value of interest rate swap agreements are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the CME price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA

or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Trust’s investments at August 31, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Municipal Bonds	$-	$441,888,958	$-	$441,888,958
Asset Backed Securities	-	31,766,558	-	31,766,558
Senior Floating Rate Interests	-	16,115,233	1,150,971	17,266,204
Corporate Bonds	-	10,432,708	63,729	10,496,437
Preferred Stocks	4,976,000	-	20	4,976,020
Collateralized Mortgage Obligations	-	1,407,427	-	1,407,427
Money Market Fund	1,052,170	-	-	1,052,170
Common Stocks	-	110,122	-	110,122
Forward Foreign Currency Exchange Contracts	-	705	-	705
Total Assets	$6,028,170	$501,721,711	$1,214,720	$508,964,601
Liabilities
Swap Agreements	$-	$439,587	$-	$439,587
Total Liabilities	$-	$439,587	$-	$439,587

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 8/31/15	Valuation Technique	Unobservable Inputs
Senior Floating Rate Interests	$1,118,499	Enterprise Value	Valuation Multiple*
Senior Floating Rate Interests	32,472	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote
Corporate Bonds	63,729	Model Price	Market Yield
*Valuation multiples utilized ranged from 7.1 to 11.5.

Significant changes in an indicative quote, market yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

As of August 31, 2015, the Trust had a security with a total value of $19,807 transfer from Level 1 to Level 2 due to the security being halted on the principal exchange on which it trades.  The Trust had securities with a total value of $79,189 transfer from Level 3 to Level 2 due to the availability of a vendor price. The Trust had securities with a total value of $409,933 transfer from Level 2 to Level 3 due to the lack of a vendor price.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2015:

	Asset Backed Securities	Senior Floating Rate Interests	Corporate Bonds	Preferred Stocks	Total
Assets:
Beginning Balance	$92,811	$740,663	$83,800	$-	$917,274
Paydowns received	(10,416)	-	-	-	(10,416)
Change in Unrealized Gain/Loss	(3,206)	395	(24,052)	-	(26,863)
Purchases	-	-	3,981	-	3,981
Transfers into Level 3	-	409,913	-	20	409,933
Transfers out of Level 3	(79,189)	-	-	-	(79,189)
Ending Balance	$-	$1,150,971	$63,729	$20	$1,214,720

3.	Federal Income Taxes
At August 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$445,439,129	$66,783,899	$(3,259,132)	$63,524,767

4.	Swaps
Details of the swap agreements outstanding as of August 31, 2015, were as follows:

Counterparty	Termination Date	Notional Amount ($000)	Pay Fixed Rate	Receive Floating Rate	Unrealized Depreciation
Bank of America	10/16/2019	$ 57,000	1.6440%	3 Month LIBOR	$ (434,833)
Bank of America	10/17/2019	$ 25,000	1.4605%	3 Month LIBOR	(4,754)
					$ (439,587)

5.	Forward Foreign Currency Exchange Contracts
As of August 31, 2015, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 8/31/15	Net Unrealized Appreciation
AUD	30,500
for USD	22,397	The Bank of New York Mellon	9/9/2015	$ 22,397	$21,692	$ 705
Total unrealized appreciation for forward foreign currency exchange contracts						$705

6.	Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75% due 05/15/16	07/31/14	$100,011	$100,000

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: October 30, 2015

By:  /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: October 30, 2015